Variable Interest Entity (“VIE”) - Schedule of Condensed Cash Flow Statement (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Cash Flow Statement [Line Items]
Net cash (used in) provided by operating activities	¥ (3,489,755)	$ (496,494)	¥ 13,499,029	¥ (117,520,675)
Net cash used in investing activities				(67,043,921)
Net cash provided by (used in) financing activities	9,739,427	1,385,646	(13,386,463)	180,502,179
Effect of exchange rate on cash and cash equivalents			32,560	90,793
Net (decrease)/increase in cash and cash equivalents	6,249,672	889,152	145,126	(3,971,624)
CASH AND CASH EQUIVALENTS, beginning of year	2,246,377	319,596	2,101,251	6,072,875
CASH AND CASH EQUIVALENTS, end of year	¥ 8,496,049	$ 1,208,748	¥ 2,246,377	¥ 2,101,251